Net Loss Per Share Attributable to Common Stockholders - Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to common stockholders, basic		$ (75,234)
Net loss attributable to common stockholders, diluted		$ (75,234)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	146,337	90,190
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	146,337	90,190
Net loss per share attributable to common stockholders, basic (in USD per share)	$ (0.65)	$ (0.83)
Net loss per share attributable to common stockholders, diluted (in USD per share)	$ (0.65)	$ (0.83)
Class A Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to common stockholders, basic	$ (8,032)
Net loss attributable to common stockholders, diluted	$ (8,032)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	12,330
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	12,330
Net loss per share attributable to common stockholders, basic (in USD per share)	$ (0.65)
Net loss per share attributable to common stockholders, diluted (in USD per share)	$ (0.65)
Class B Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to common stockholders, basic	$ (87,293)
Net loss attributable to common stockholders, diluted	$ (87,293)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	134,007
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	134,007
Net loss per share attributable to common stockholders, basic (in USD per share)	$ (0.65)
Net loss per share attributable to common stockholders, diluted (in USD per share)	$ (0.65)